Intangible Assets - Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible assets and goodwill	$ 19.9	$ 19.9
Goodwill	2.1
Aspen trademark
Finite-Lived Intangible Assets [Line Items]
Value of the asset	1.1
Insurance Licenses
Finite-Lived Intangible Assets [Line Items]
Value of the asset	$ 16.7